S000094964 [Member] Annual Fund Operating Expenses - Goldman Sachs Enhanced U.S. Equity ETF - Goldman Sachs Enhanced U.S. Equity ETF	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.30%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.